NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2016
Newbuildings [Abstract]
Newbuilings

(in thousands of $)
Balance at December 31, 2015	338,614
Installments and newbuilding supervision fees	205,972
Interest capitalized	2,200
Transfers to Vessels and Equipment	(353,002)
Balance at June 30, 2016	193,784